Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Undistributed foreign earnings	$ 229.0
Gross amount of the net operating loss carryforwards	373.8
Net operating loss carryforwards	42.4	$ 37.1
Potential benefits	5.7
Interest and penalties included in income tax expense	0.1	(0.1)	$ (0.6)
Accrued penalties and interest	0.9	$ 1.0
Currently remaining unrecognized tax positions that may be recognized by the end of following year	$ 0.8